Revenue - Summary of Revenue by Service Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of products and services [line items]
Revenue	$ 1,109,800	$ 912,643	$ 928,258
Industry-specific [member]
Disclosure of products and services [line items]
Revenue	431,770	372,505	364,022
Finance and accounting [member]
Disclosure of products and services [line items]
Revenue	248,572	212,563	211,069
Customer experience services [member]
Disclosure of products and services [line items]
Revenue	189,615	154,368	192,466
Research and analytics [member]
Disclosure of products and services [line items]
Revenue	116,081	94,545	96,337
Auto claims [member]
Disclosure of products and services [line items]
Revenue	96,123	54,620	46,418
Others [member]
Disclosure of products and services [line items]
Revenue	$ 27,639	$ 24,042	$ 17,946